CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (114,208)	$ (107,420)	$ (505,330)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,255	1,683	484
Amortization of operating lease right of use asset	3,546	3,226	0
Accretion income on short-term investments	(731)	(654)	0
Share-based compensation	16,278	26,892	448,077
Change in fair value of warrants liability	(396)	(17,929)	(11,024)
Change in fair value of derivative liability	(240)	0	0
Amortization of convertible promissory note	30	0	0
Interest expenses	81	0	0
Transaction costs related to warrants	0	0	2,887
Increase in accrued interest on short-term investments	(169)	(425)	0
Decrease (increase) in inventory	(463)	0	271
Decrease (increase) in accounts receivable	(455)	0	55
Decrease (increase) in other accounts receivable and prepaid expenses	5,401	(4,055)	(12,859)
Decrease in operating lease right-of-use assets and liability, net	(1,423)	(7,916)	0
Increase (decrease) in trade payables	(901)	(1,106)	3,782
Increase (decrease) in other accounts payable and accrued expenses	2,928	(4,900)	13,450
Increase (decrease) in deferred revenue	(943)	0	943
Other	137	19	125
Net cash used in operating activities	(89,273)	(112,585)	(59,139)
Cash flows from investing activities:
Purchase of property and equipment	(3,745)	(11,058)	(2,415)
Purchases of short-term investments	(94,364)	(139,891)	0
Proceeds from short-term investments	147,726	44,114	0
Proceeds from bank deposits	0	0	1,667
Net cash provided by (used in) investing activities	49,617	(106,835)	(748)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	467	0	0
Proceeds from exercise of options and warrants	129	2,430	809
Proceeds from short term loan	15,000	0	0
Proceeds from issuance of warrants	3,633	0	0
Proceeds from bifurcated embedded derivatives	4,179	0	0
Proceeds from convertible note	563	0	0
Proceeds from exercise of warrants to preferred shares	0	0	2,907
Proceeds from SPAC merger and PIPE financing, net of transaction costs	0	0	287,579
Net cash provided by financing activities	23,971	2,430	291,295
Increase (decrease) in cash, cash equivalents and restricted cash	(15,685)	(216,990)	231,408
Cash, cash equivalents and restricted cash at beginning of year	59,925	276,915	45,507
Cash, cash equivalents and restricted cash at end of period	44,240	59,925	276,915
Non-cash activity:
Purchase of property and equipment included in accounts payable or accrued	54	2,739	114
Reclassification of warrant liability to equity	0	3,104	0
Lease liabilities arising from obtaining right-of-use-assets	1,097	0	0
Supplemental cash flow:
Cash received from interest	3,384	1,905	394
Cash paid for income taxes	995	590	0
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	41,232	56,762	275,772
Restricted cash	0	162	138
Non-current restricted cash	3,008	3,001	1,005
Total cash, cash equivalents and restricted cash	$ 44,240	$ 59,925	$ 276,915